OTHER BORROWINGS (Tables)	12 Months Ended
Jun. 30, 2013
OTHER BORROWINGS [Abstract]
Schedule of Other Short-Term Borrowings

OTHER SHORT-TERM BORROWINGS

	2013	2012
	(Dollars in Thousands)

Ending balance	$-	$-
Average balance during the year	-	90
Maximum month-end balance during the year	-	-
Average interest rate during the year	-%	0.35%
Weighted-average rate at year-end	-%	-%

FEDERAL RESERVE BANK SHORT-TERM BORROWINGS

	2013	2012
	(Dollars in Thousands)

Ending balance	$-	$-
Average balance during the year	-	4
Maximum month-end balance during the year	-	-
Average interest rate during the year	-%	0.75%
Weighted-average rate at year-end	-%	-%